Exhibit 99.05

Data Compare Summary (Total)
Run Date - 10/13/2021 5:21:53 PM
Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
Amortization Term	0	307	0.00%	332
Amortization Type	0	307	0.00%	332
Borrower Qualifying FICO	0	307	0.00%	332
Coborrower Qualifying FICO	0	118	0.00%	332
Investor: Qualifying Total Debt Ratio	8	307	2.61%	332
Occupancy	0	307	0.00%	332
Original CLTV	0	307	0.00%	332
Original LTV	0	307	0.00%	332
Property Type	0	307	0.00%	332
Purpose	0	307	0.00%	332
Zip	0	307	0.00%	332
Total	8	3,188	0.25%	332